Leases	12 Months Ended
Apr. 30, 2022
Presentation of leases for lessee [abstract]
LEASES
1 3 .	LEASES
Lease liabilities
The Company has leases for lab and office space, automobiles and one item of lab equipment. With the short-term leases, each lease is reflected in the consolidated statement of financial position as a right-of-use
asset and a lease liability. The Company classifies
right-of-use
assets in a consistent manner to its property and equipment. The following is a schedule of the Company’s future minimum lease payments related to the equipment and automobiles under finance lease and the office lease obligation:

(in thousands)	$
2023	954
2024	345
2025	11

Total minimum lease payments	1,310
Less: imputed interest	(76)

Total present value of minimum lease payments	1,234
Less: Current portion	(890)

Non-current portion	344

Total cash outflow for leases for the year ended April 30, 2022 was $1.0 million (2021 - $0.9 million).
The nature of the Company’s leases by type of
right-of-use
asset as at April 30, 2022 is as follows:

Right-of-use asset type	No. of right-of-use assets leased	Range of remaining term	Average remaining lease term	No. of leases with extension options	No. of leases with options to purchase	No. of leases with variable payments linked to an index	No. of leases with termination options
Lab and office facilities	4	0.5 - 2.0 years	1.5 years	3	—	2	1
Automobiles	2	1.0 - 2.5 years	2.0 years	—	—	—	—
Lab equipment	1	1.0 years	1.0 years	—	1	—	—
Right-of-use
assets
The Company
 reviews long-lived assets with finite useful lives for impairment whenever circumstances indicate that the carrying amount of the asset may not be recoverable. During the year ended April 30, 2022, a significant change in the planned use of a right-of-use
asset related to leased office space indicated possible impairment of the asset. Due to the nature of the leased space, the Company determined the recoverable amount to be nominal, and recorded an impairment charge of $0.2 million, the full carrying value of the asset.
The changes in the value of the
right-of-use
assets during year ended April 30, 2022 and 2021 are as follows:

(in thousands)	Building $	Automobile $	Lab Equipment $	Total $
Cost:
Balance, April 30, 2020	2,384	50	—	2,434
Additions	582	45	623	1,250
Lease modification	(188)	—	—	(188)
Foreign exchange	(48)	(1)	—	(49)

Balance, April 30, 2021	2,730	94	623	3,447
Additions	311	1	—	312
Lease modification	(22)	—	—	(22)
Asset impairment	(369)	—	—	(369)
Foreign exchange	(133)	(8)	28	(113)

Balance, April 30, 2022	2,517	87	651	3,255

Accumulated Depreciation:
Balance, April 30, 2020	700	7	—	707
Depreciation	711	21	234	966
Lease modification	(42)	—	—	(42)
Foreign exchange	(35)	(1)	(14)	(50)

Balance, April 30, 2021	1,334	27	220	1,581
Depreciation	698	23	224	945
Asset impairment	(196)	—	—	(196)
Foreign exchange	(100)	(4)	16	(88)

Balance, April 30, 2022	1,736	46	460	2,242

Net Book Value:
April 30, 2021	1,396	67	403	1,866
April 30, 2022	781	41	191	1,013
Lease payments not recognized as a liability
The Company has elected not to recognize a lease liability for leases with an expected term of 12 months or less. Additionally, certain variable lease payments are not permitted to be recognized as lease liabilities and are recognized in profit and loss as incurred. The expense relating to payments not included in the measurement of the lease liability during the years ended April 30, 2022 and 2021 is as follows
:

(in thousands)	2022 $	2021 $
Leases of low value assets	32	8
Variable lease payments	136	183

	168	191